Segment And Geographic Information	12 Months Ended
Dec. 31, 2013
Segment And Geographic Information [Abstract]
Segment And Geographic Information

20.Segment and geographic information

The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC Topic 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC Topic 280 also requires disclosures about the Company’s products and services, geographical areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions, which as from January 1, 2013 are as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, Colombia, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela; the North Latin America division (“NOLAD”), consisting of Costa Rica, Mexico and Panama; and the South Latin America division (“SLAD”), consisting of Argentina, Chile, Ecuador, Peru and Uruguay. The accounting policies of the segments are the same as those described in Note 3.

20.Segment and geographic information (continued)

In January 2013, the Company made certain organizational changes in the structure of its geographical divisions in order to balance their relative weight in terms of number of restaurants and revenues. As a result of the reorganization effective January 1, 2013, Colombia and Venezuela, which were part of SLAD, became part of the Caribbean division with headquarters located in Colombia. In accordance with ASC 280, Segment Reporting, the Company has restated its comparative segment information based on the new structure of its geographical divisions.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal year ended December 31,
	2013	2012	2011
Revenues:
Brazil.............................................................................................	$ 1,842,324	$1,797,556	$1,890,824
Caribbean division.........................................................................	830,447	754,730	663,981
NOLAD.........................................................................................	407,772	384,041	355,265
SLAD...........................................................................................	952,767	861,067	747,579
Total revenues.............................................................................	$ 4,033,310	$3,797,394	$3,657,649

Adjusted EBITDA:
Brazil.............................................................................................	$245,957	$240,954	$289,462
Caribbean division.........................................................................	67,180	69,109	53,754
NOLAD.........................................................................................	27,397	26,738	19,551
SLAD...........................................................................................	105,495	93,756	77,214
Total reportable segments...............................................................	446,029	430,557	439,981
Corporate and others (i).................................................................	(101,562)	(89,996)	(100,193)
Total adjusted EBITDA...................................................................	$344,467	$340,561	$339,788

20.Segment and geographic information (continued)

	For the fiscal year ended December 31,
	2013	2012	2011
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$344,467	$340,561	$339,788

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(114,860)	(92,328)	(68,971)
Compensation expense related to the award right granted to our CEO	-	-	(2,214)
Gains from sale of property and equipment	10,326	3,328	7,123
Write-offs of property and equipment	(6,489)	(4,259)	(3,570)
Impairment of long-lived assets	(2,958)	(1,982)	(1,715)
Impairment of goodwill	-	(683)	(2,077)
Incremental compensation expense related to ADBV long-term incentive plan	-	-	(10,526)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(1,964)	(7,997)	(5,703)
Cash bonus related to the initial public offering	-	-	(1,382)
Operating income	228,522	236,640	250,753

(Less) Plus:
Net interest expense	(88,156)	(54,247)	(60,749)
Loss from derivative instruments	(4,141)	(891)	(9,237)
Foreign currency exchange results	(38,783)	(18,420)	(23,926)
Other non-operating (expenses) income, net	(848)	(2,119)	3,562
Income tax expense	(42,722)	(46,375)	(44,603)
Net income attributable to non-controlling interests	(18)	(256)	(271)
Net income attributable to Arcos Dorados Holdings Inc.	$53,854	$114,332	$115,529

	For the fiscal year ended December 31,
	2013	2012	2011
Depreciation and amortization:
Brazil	$57,818	$47,659	$44,503
Caribbean division	28,663	26,164	20,052
NOLAD	28,597	26,628	25,670
SLAD	23,172	18,867	16,000
Total reportable segments	138,250	119,318	106,225
Corporate and others (i)	8,607	7,279	6,536
Purchase price allocation (ii)	(31,997)	(34,269)	(43,790)
Total depreciation and amortization	$114,860	$92,328	$68,971

Property and equipment expenditures:
Brazil	$127,743	$133,734	$142,111
Caribbean division	99,565	51,972	61,997
NOLAD	32,533	36,759	48,914
SLAD	51,337	69,672	64,256
Others	2,284	2,341	2,581
Total property and equipment expenditures	$313,462	$294,478	$319,859

20.Segment and geographic information (continued)

	As of December 31,
Total assets:	2013	2012
Brazil	$907,406	$921,003
Caribbean division	692,689	588,166
NOLAD	412,466	419,545
SLAD	340,795	343,727
Total reportable segments	2,353,356	2,272,441
Corporate and others (i)	114,016	109,636
Purchase price allocation (ii)	(287,113)	(332,914)
Total assets	$2,180,259	$2,049,163

(i) Primarily relates to corporate general and administrative expenses and assets. Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, receivable with an independent logistic operator and guarantee deposits.

(ii) Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. See Note 3 for more details. All of the Company’s revenues are derived from foreign operations.

Long-lived assets consisting of property and equipment totaled $1,244,311 and $1,176,350 at December 31, 2013 and 2012, respectively. All of the Company’s long-lived assets are related to foreign operations.